RIGHT-OF-USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets Net
SCHEDULE OF FINANCE LEASE RIGHT-OF-USE ASSETS, NET

The finance lease arrangements held by the Company are summarized as follows:

	As of December 31,
	2025	2024
	$’000	$’000

At cost
Motor vehicles	979	979

	979	979
Less: accumulated depreciation	(701)	(626)

Motor vehicles, net	277	353

SCHEDULE OF RIGHT-OF-USE ASSETS, NET

Right-of-use assets, net for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2025	2024
	$’000	$’000

Right-of-use assets, net
At cost	1,659	1,477

	1,659	1,477
Less: Accumulated amortization	(1,002)	(805)

	657	672

SCHEDULE OF LEASE LIABILITIES

Lease liabilities for the amount recognized in the consolidated balance sheet in the table below:

Finance lease liabilities

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year	80	103
More than 1 year	153	209
Total future lease payment	233	312
Less: Imputed interest	(23)	(36)

Present value of finance lease liabilities	210	276

Representing
Current liabilities	70	88
Non-current liabilities	140	188

	210	276

Operating lease liabilities

	As of December 31,
	2025	2024
	$’000	$’000

Present value of operating lease liabilities	684	718

Representing
Current liabilities	176	334
Non-current liabilities	508	384

	684	718

SCHEDULE OF FUTURE LEASE PAYMENTS, EXCLUDING SHORT-TERM LEASES

Future lease payments, excluding short-term leases, as of December 31, 2025 and 2024, are detailed as follows:

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year
- finance lease liabilities	70	88
- operating lease liabilities	176	334

	246	422

More than 1 year
- finance lease liabilities	140	188
- operating lease liabilities	508	384

	648	572

	894	994

SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the financial years ending December 31:

	Finance lease liabilities	Operating lease liabilities
	$’000	$’000

Financial years ending December 31,
2026	80	177
2027	60	109
2028	39	38
2029	35	9
2030	19	10
Over 2030	-	341
Total future lease payment	233	684
Less: Imputed interest	(23)	-

Present value of finance lease liabilities	210	684